Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET INCOME	$ 5,239,707	$ 1,943,859	$ 3,835,639
OTHER ITEMS OF COMPREHENSIVE INCOME (LOSS):
Change in unrealized gain (loss) on investment securities available-for-sale, before income taxes	(5,029,478)	183,449	(163,480)
Less: Reclassification adjustment for realized gains on investment securities included in net income, before income taxes	(219,845)	(168,306)	(1,505,915)
Total other items in comprehensive income (loss)	(5,249,323)	15,143	(1,669,395)
Income tax expense (credit) related to other items of comprehensive income	(1,942,249)	5,602	(617,676)
Other comprehensive income (loss)	(3,307,074)	9,541	(1,051,719)
TOTAL COMPREHENSIVE INCOME	$ 1,932,633	$ 1,953,400	$ 2,783,920